Construction in Progress, Note: Summary of construction in progress-short term (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Construction in Progress-ShortTerm	$ 2,254,902	$ 706,043
Materials and Labor
Construction in Progress-ShortTerm	2,044,150	376,386
Designs and Permitting
Construction in Progress-ShortTerm	$ 210,752	$ 329,657